Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Sep. 26, 2016	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026
C000021813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Mid Cap Growth Portfolio (Class 3)
Accumulated Value		$ 10,000			$ 11,486		$ 13,874		$ 15,625		$ 14,097		$ 25,183		$ 23,691		$ 21,049		$ 25,967		$ 26,618		$ 29,595
C000021812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Mid Cap Growth Portfolio (Class 2)
Accumulated Value		10,000			11,489		13,895		15,658		14,147		25,288		23,831		21,193		26,174		26,841		29,878
C000021811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Mid Cap Growth Portfolio (Class 1)
Accumulated Value		10,000			11,514		13,941		15,738		14,237		25,488		24,047		21,418		26,488		27,213		30,338
C000021814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Mid Cap Value Portfolio (Class 1)
Accumulated Value		10,000			11,765		12,567		12,775		9,811		16,989		19,035		17,655		21,731		22,012		24,956
C000021815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Mid Cap Value Portfolio (Class 2)
Accumulated Value		10,000			11,752		12,531		12,715		9,747		16,862		18,866		17,480		21,470		21,720		24,579
C000021816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Mid Cap Value Portfolio (Class 3)
Accumulated Value		10,000			11,735		12,501		12,676		9,709		16,783		18,746		17,350		21,291		21,530		24,333
C000021819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Small Cap Portfolio (Class 3)
Accumulated Value		10,000			11,951		13,269		13,146		9,852		18,767		18,779		17,083		19,777		18,734		22,272
C000021818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Small Cap Portfolio (Class 2)
Accumulated Value		10,000			11,965		13,297		13,180		9,891		18,867		18,893		17,205		19,944		18,904		22,489
C000021817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Small Cap Portfolio (Class 1)
Accumulated Value		10,000			11,977		13,330		13,240		9,946		19,001		19,063		17,378		20,169		19,139		22,829
C000021820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed International Equity Portfolio (Class 1)
Accumulated Value		10,000			11,065		12,903		12,305		10,559		15,807		15,674		15,321		17,279		18,102		21,747
C000021821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed International Equity Portfolio (Class 2)
Accumulated Value		10,000			11,046		12,862		12,256		10,503		15,702		15,533		15,150		17,073		17,872		21,441
C000021822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed International Equity Portfolio (Class 3)
Accumulated Value		10,000			11,038		12,845		12,220		10,468		15,634		15,450		15,065		16,946		17,706		21,220
C000021825 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)
Accumulated Value		10,000			10,113		10,221		10,612		11,267		11,659		11,095		10,482		10,715		11,177		11,611
C000021824 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)
Accumulated Value		10,000			10,122		10,237		10,638		11,295		11,710		11,160		10,553		10,788		11,276		11,714
C000021823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)
Accumulated Value		10,000			10,137		10,277		10,691		11,370		11,804		11,259		10,668		10,924		11,426		11,901
C000109742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA American Century Inflation Managed Portfolio (Class 1)
Accumulated Value		10,000			10,199		10,344		10,592		10,858		11,682		12,193		11,326		11,328		11,983		12,303
C000021826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA American Century Inflation Managed Portfolio (Class 3)
Accumulated Value		10,000			10,168		10,288		10,511		10,747		11,543		12,004		11,133		11,104		11,722		12,007
C000021841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Columbia Focused Value Portfolio (Class 3)
Accumulated Value		10,000			12,381		13,941		14,151		11,576		19,817		22,260		21,015		24,206		25,703		33,015
C000021840 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Columbia Focused Value Portfolio (Class 2)
Accumulated Value		10,000			12,392		13,972		14,197		11,622		19,919		22,406		21,162		24,411		25,947		33,349
C000109743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Columbia Focused Value Portfolio (Class 1)
Accumulated Value		10,000			12,412		14,009		14,255		11,690		20,066		22,597		21,377		24,702		26,289		33,833
C000171551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Allocation Aggressive Portfolio (Class 1)
Accumulated Value	$ 10,000		$ 10,626			$ 11,848		$ 12,339		$ 11,400		$ 16,730		$ 17,375		$ 16,220		$ 19,260		$ 20,257		$ 23,310
C000021842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Allocation Aggressive Portfolio (Class 3)
Accumulated Value		10,000			11,167		12,424		12,907		11,888		17,400		18,024		16,785		19,909		20,876		23,964
C000021843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Allocation Moderately Aggressive Portfolio (Class 3)
Accumulated Value		10,000			11,001		12,038		12,514		11,864		16,285		16,640		15,541		17,977		18,875		21,239
C000171552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Allocation Moderately Aggressive Portfolio (Class 1)
Accumulated Value	10,000		10,505			11,517		12,005		11,410		15,699		16,089		15,078		17,476		18,389		20,751
C000171553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Allocation Moderate Portfolio (Class 1)
Accumulated Value	10,000		10,422			11,298		11,808		11,418		15,046		15,283		14,336		16,344		17,171		19,152
C000021844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Allocation Moderate Portfolio (Class 3)
Accumulated Value		10,000			10,897		11,789		12,293		11,845		15,576		15,785		14,773		16,789		17,599		19,570
C000021845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Allocation Balanced Portfolio (Class 3)
Accumulated Value		10,000			10,714		11,374		11,841		11,721		14,446		14,429		13,551		14,981		15,696		17,137
C000171554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Allocation Balanced Portfolio (Class 1)
Accumulated Value	10,000		10,288			10,945		11,419		11,330		13,983		14,011		13,182		14,612		15,347		16,798
C000021852 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Franklin Allocation Moderately Aggressive Portfolio (Class 1)
Accumulated Value		10,000			11,398		12,815		13,126		11,689		17,059		18,214		16,988		21,103		22,666		26,828
C000021853 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Franklin Allocation Moderately Aggressive Portfolio (Class 2)
Accumulated Value		10,000			11,388		12,784		13,073		11,623		16,940		18,062		16,821		20,873		22,384		26,427
C000021854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Franklin Allocation Moderately Aggressive Portfolio (Class 3)
Accumulated Value		10,000			11,377		12,761		13,037		11,582		16,863		17,949		16,714		20,700		22,179		26,176
C000021860 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Large Cap Growth Portfolio (Class 3)
Accumulated Value		10,000			11,373		13,530		15,070		14,659		25,016		25,039		20,574		27,299		30,511		35,975
C000021859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Large Cap Growth Portfolio (Class 2)
Accumulated Value		10,000			11,379		13,550		15,111		14,710		25,131		25,188		20,703		27,512		30,772		36,301
C000021858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Large Cap Growth Portfolio (Class 1)
Accumulated Value		10,000			11,396		13,588		15,176		14,807		25,322		25,420		20,921		27,836		31,197		36,852
C000021864 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Large Cap Value Portfolio (Class 1)
Accumulated Value		10,000			11,805		12,628		13,166		11,254		16,905		19,130		18,627		22,079		23,245		25,877
C000021865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Large Cap Value Portfolio (Class 2)
Accumulated Value		10,000			11,790		12,589		13,100		11,186		16,773		18,958		18,425		21,806		22,927		25,503
C000021866 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				SA Multi-Managed Large Cap Value Portfolio (Class 3)
Accumulated Value		10,000			11,780		12,569		13,064		11,143		16,689		18,842		18,300		21,645		22,715		25,236
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Accumulated Value	10,000	10,000	11,037.68		11,806.65	12,562.35	13,437.54	13,663.64	14,615.55	12,416.77	13,281.82	20,180.77	21,586.72	22,587.2	24,160.8	20,649.18	22,087.76	26,697.99	28,557.98	28,625.32	30,619.58	33,802.35	36,157.29
MSCI EAFE Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (net)
Accumulated Value		10,000			11,167.43		12,820.4		12,344.27		10,569.15		15,279.46		15,457.18		15,244.33		17,579.16		18,437.33		22,358.76
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000	9,787.46		10,044.03	9,905.18	10,164.83	10,349.01	10,620.3	11,273.56	11,569.09	11,353.64	11,651.23	10,882.22	11,167.47	10,361.7	10,633.3	10,537.63	10,813.86	11,051.82	11,341.55	11,532.42	11,834.75
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value		10,000			11,717.23		13,356.68		14,625.1		13,604.57		21,270.97		24,598.98		22,697.86		29,480.25		31,912.86		37,594.46
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Growth Index
Accumulated Value		10,000			11,406.77		13,658.08		15,230.6		13,791.92		23,254.47		23,046.77		21,083.78		26,625.18		27,576.57		30,212.63
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
Accumulated Value		10,000			11,981.55		12,760.55		13,129.56		9,961.3		17,308.68		19,291.37		17,513.19		21,085.02		21,563.61		25,364.14
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Index
Accumulated Value		10,000			12,621.59		14,110.19		14,399.41		10,945.04		21,326.02		20,092.03		17,760.2		21,260.48		20,408.51		25,658.55
Bloomberg U S TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. TIPS Index
Accumulated Value		10,000			10,148.04		10,241.45		10,518.33		11,238.83		12,085.97		12,604.26		11,840.07		11,893.95		12,627.37		13,006.14
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
Accumulated Value		10,000			11,922.25		12,750.64		13,474.2		11,160.87		17,420.71		19,453.51		18,303.11		22,012.83		23,593.39		27,336.62
Fifty Seven Russell 3000 Index 23 MSCI EAFE Index net 20 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				57% Russell 3000® Index; 23% MSCI EAFE Index (net); 20% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000	10,678.08		11,298.93	11,903.73	12,595.83	12,520.98	13,248.97	11,685.59	12,365.01	16,858.45	17,838.61	17,900.48	18,941.24	16,836.38	17,815.27	20,237.13	21,413.75	21,531.05	22,782.91	25,001.89	26,455.56
Forty Seven Russell 3000 Index 18 MSCI EAFE Index net 35 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				47% Russell 3000® Index; 18% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000	10,510.34		11,059.79	11,509.96	12,111.66	12,114.91	12,748.24	11,670.74	12,280.85	15,780.79	16,605.75	16,459.58	17,320.03	15,527.42	16,339.14	18,113.15	19,060.06	19,228.21	20,233.41	21,889.84	23,034.2
Forty One Russell 3000 Index 14 MSCI EAFE Index net 45 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000	10,402.46		10,906.31	11,255.6	11,800.78	11,858.92	12,433.32	11,665.66	12,230.7	15,112.35	15,844.31	15,583.89	16,338.7	14,718.68	15,431.59	16,840.71	17,656.41	17,852.06	18,716.75	20,050.22	21,021.4
Thirty Russell 3000 Index 10 MSCI EAFE Index net 60 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				30% Russell 3000® Index; 10% MSCI EAFE Index (net); 60% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	10,000	$ 10,233.16		10,667.2	$ 10,874.77	11,336.03	$ 11,441.81	11,927.12	$ 11,590.02	12,081.62	$ 14,037.05	14,632.42	$ 14,197.6	14,799.78	$ 13,447.36	14,017.72	$ 14,908.31	15,540.66	$ 15,761.48	16,430.03	$ 17,354.35	18,090.47
Sixty Russell 3000 Index 15 Bloomberg U S Aggregate Bond Index 15 MSCI EAFE Index net 5 JP Morgan Developed Market High Yield Index 5 MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)
Accumulated Value		10,000			11,436.23		12,818.84		13,512.43		12,494.25		18,361.94		19,472.16		18,204.3		21,990.03		23,477.47		27,373.71
S And P 500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Growth Index
Accumulated Value		10,000			11,539.7		13,811.37		15,574.52		15,189.72		24,216.35		28,613.94		24,228.03		32,400.11		35,789.07		43,900.77
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Value Index
Accumulated Value		$ 10,000			$ 11,865.8		$ 12,778.55		$ 13,536.91		$ 11,884.88		$ 17,871.53		$ 20,119.28		$ 20,087.15		$ 25,225.42		$ 26,286.52		$ 29,681.32